Summary of Significant Accounting Policies: Impairment of Long-lived Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Details
Impairment of Long-Lived Assets	$ 0	$ 0